Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 10 - Subsequent Events

On August 23, 2022, the Company received written notification from the Listing Qualifications Department of The Nasdaq Stock Market LLC ("Nasdaq") dated August 23, 2022, indicating that the Company no longer satisfies Nasdaq Listing Rule 5450(a)(1) based upon a closing bid price of less than $1.00 per share for the Company’s ordinary shares for the prior 30 consecutive business day period. Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company is provided with a grace period of 180 days, or until February 20, 2023, to meet the minimum bid price requirement under the Nasdaq Listing Rules. If at any time during the 180-day grace period, the closing bid price of the ordinary shares is $1.00 per share or higher for at least ten consecutive business days, Nasdaq will provide the Company written confirmation of compliance and the matter will be closed. In the event the Company does not regain compliance within the 180-day grace period, and it meets all other listing standards and requirements, the Company may be eligible for an additional 180-day grace period, subject to determination by the staff of Nasdaq. During this time, our ordinary shares will continue to be listed and trade on the Nasdaq Capital Market. However, if the Company do not regain compliance with the Nasdaq’s continued listing standards and delist from the Nasdaq and our ordinary shares are not subsequently listed and registered on another national securities exchange, the Company will be unable to meet certain transaction requirements that would effectively prevent the selling shareholders from offering and selling ordinary shares under this registration statement.